UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-22169

Dreyfus Institutional Reserves Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	09/30/2014

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Reserves Treasury Prime Fund
September 30, 2014 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--85.6%	of Purchase (%)	Amount ($)	Value ($)
10/2/14	0.001	63,000,000	62,999,998
10/9/14	0.03	80,000,000	79,999,467
10/16/14	0.002	121,000,000	120,999,879
10/23/14	0.003	36,000,000	35,999,945
10/30/14	0.01	9,000,000	8,999,928
11/6/14	0.03	8,000,000	7,999,800
12/11/14	0.02	80,000,000	79,996,844
12/18/14	0.01	190,000,000	189,994,334
12/26/14	0.01	100,000,000	99,997,611
Total U.S. Treasury Bills
(cost $686,987,806)			686,987,806

U.S. Treasury Notes--14.3%
10/15/14	0.04	100,000,000	100,017,542
12/15/14	0.01	15,000,000	15,007,372
Total U.S. Treasury Notes
(cost $115,024,914)			115,024,914
Total Investments (cost $802,012,720)		99.9%	802,012,720
Cash and Receivables (Net)		.1%	698,429
Net Assets		100.0%	802,711,149

At September 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of September 30, 2014 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	802,012,720
Level 3 - Significant Unobservable Inputs	-
Total	802,012,720

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Reserves Money Fund
September 30, 2014 (Unaudited)

Negotiable Bank Certificates of Deposit--27.8%	Principal Amount ($)		Value ($)
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.24%, 12/11/14	75,000,000		75,000,000
BNP Paribas (Yankee)
0.23%, 10/16/14	75,000,000		75,000,000
Mizuho Bank Ltd/NY (Yankee)
0.21%, 11/3/14	100,000,000		100,000,000
Norinchukin Bank/NY (Yankee)
0.21%, 11/19/14 - 12/11/14	125,000,000		125,000,000
Rabobank Nederland (Yankee)
0.22%, 11/3/14	40,000,000		40,000,000
Royal Bank of Canada (Yankee)
0.25%, 10/1/14	50,000,000	a	50,000,000
Standard Chartered Bank (Yankee)
0.20%, 12/4/14	50,000,000	b	50,000,000
Sumitomo Mitsui Banking Corp. (Yankee)
0.25%, 12/3/14 - 2/4/15	125,000,000	b	125,000,000
Toronto Dominion Bank NY (Yankee)
0.21% - 0.23%, 10/6/14 - 10/22/14	100,000,000	a	100,000,000
Wells Fargo Bank, NA
0.25%, 10/1/14	80,000,000	a	80,000,000
Total Negotiable Bank Certificates of Deposit
(cost $820,000,000)			820,000,000
Commercial Paper--32.4%
Australia and New Zealand Banking Group Ltd.
0.18%, 10/6/14	50,000,000	a,b	50,000,000
Credit Suisse New York
0.22%, 10/20/14	100,000,000		99,988,389
DBS Bank Ltd./Singapore
0.23%, 3/9/15	50,000,000	b	49,949,208
Erste Abwicklungsanstalt
0.17%, 10/2/14	50,000,000		49,999,764

National Australia Funding (DE) Inc.
0.24%, 11/26/14	100,000,000	a,b	100,000,000
NRW Bank
0.12%, 10/14/14	85,000,000	b	84,996,470
Prudential Funding LLC
0.07%, 10/1/14	80,000,000		80,000,000
Rabobank USA Financial Corp.
0.22%, 2/5/15	75,000,000		74,943,115
Sumitomo Mitsui Trust Bank
0.19%, 12/16/14	100,000,000		99,959,889
Svenska Handelsbanken Inc.
0.20%, 10/29/14	70,000,000	b	69,989,111
United Overseas Bank Ltd.
0.23%, 2/12/15	95,000,000	b	94,918,670
Westpac Banking Corp.
0.23%, 10/1/14	100,000,000	a,b	100,000,000
Total Commercial Paper
(cost $954,744,616)			954,744,616
Asset-Backed Commercial Paper--4.2%
Collateralized Commercial Paper II Co., LLC
0.29%, 12/29/14	25,000,000	b	24,982,076
Collateralized Commercial Paper Program Co., LLC
0.30%, 2/25/15	100,000,000		99,877,500
Total Asset-Backed Commercial Paper
(cost $124,859,576)			124,859,576
Time Deposits--6.8%
Lloyds Bank (London)
0.01%, 10/1/14	100,000,000		100,000,000
Swedbank (Grand Cayman)
0.01%, 10/1/14	100,000,000		100,000,000
Total Time Deposits
(cost $200,000,000)			200,000,000
Repurchase Agreements--28.8%
ABN AMRO Bank N.V.
0.01%, dated 9/30/14, due 10/1/14 in the amount of
$110,000,031 (fully collateralized by $367,312 U.S.
Treasury Bills, due 11/6/14, value $367,308,

$12,100,182 U.S. Treasury Bonds, 2.75%-8.50%, due
2/15/20-8/15/43, value $13,738,803, $7,672,500 U.S.
Treasury Inflation Protected Securities, 0.13%-3.63%,
due 7/15/16-4/15/28, value $8,699,541 and $88,510,131
U.S. Treasury Notes, 0.75%-3.63%, due
4/30/16-8/15/21, value $89,394,351)	110,000,000		110,000,000
Barclays Capital, Inc.
0.01%, dated 9/30/14, due 10/1/14 in the amount of
$313,000,087 (fully collateralized by $65,929,187
U.S. Treasury Notes, 0.75%, due 3/31/18, value
$64,590,034 and $383,121,280 U.S. Treasury Strips,
due 2/15/18-5/15/44, value $254,669,973)	313,000,000		313,000,000
Credit Agricole CIB
0.01%, dated 9/30/14, due 10/1/14 in the amount of
$15,000,004 (fully collateralized by $2,758,647 U.S.
Treasury Bonds, 4.38%-6.25%, due 8/15/23-2/15/38,
value $3,544,728, $1,126,053 U.S. Treasury Floating
Rate Notes, 0.06%, due 1/31/16, value $1,126,360,
$2,994,177 U.S.Treasury Inflation Protected
Securities, 0.13%-2.63%, due 7/15/16-2/15/42, value
$3,630,119 and $6,877,579 U.S. Treasury Notes,
0.75%-2.75%, due 12/31/14-2/15/24, value $6,998,794)	15,000,000		15,000,000
Federal Reserve Bank of New York,
0.00%, dated 9/30/14, due 10/1/14 in the amount of
$413,000,000 (fully collateralized by $398,102,600
U.S. Treasury Notes, 2.63%, due 8/15/20, value
$413,000,097)	413,000,000	c	413,000,000
Total Repurchase Agreements
(cost $851,000,000)			851,000,000
Total Investments (cost $2,950,604,192)	100.0%		2,950,604,192
Cash and Receivables (Net)	.0%		633,414
Net Assets	100.0%		2,951,237,606

a Variable rate security--interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities amounted to $749,835,535 or 25.4% of net assets.
c Under certain circumstances, the fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the fund assessed a fee for uninvested cash held in a business account at a bank.

At September 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of September 30, 2014 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	2,950,604,192
Level 3 - Significant Unobservable Inputs	-
Total	2,950,604,192

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

The fund may also jointly enter into one or more repurchase agreements with other Dreyfus managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Reserves Treasury Fund

September 30, 2014 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Notes--13.7%	of Purchase (%)	Amount ($)		Value ($)
10/15/14
(cost $150,028,688)	0.00	150,000,000		150,028,688

Repurchase Agreements--86.2%
ABN AMRO Bank N.V.
dated 9/30/14, due 10/1/14 in the amount of
$71,000,020 (fully collateralized by $237,083 U.S.
Treasury Bills, due 11/6/14, value $237,081,
$7,810,117 U.S. Treasury Bonds, 2.75%-8.50%, due
2/15/20-8/15/43, value $8,867,773, $4,952,250 U.S.
Treasury Inflation Protected Securities, 0.13%-3.63%,
due 7/15/16-4/15/28, value $5,615,159 and $57,129,266
U.S. Treasury Notes, 0.75%-3.63%, due
4/30/16-8/15/21, value $57,699,990)	0.01	71,000,000		71,000,000
Bank of Nova Scotia
dated 9/30/14, due 10/1/14 in the amount of
$125,000,000 (fully collateralized by $809,113 U.S.
Treasury Bills, due 10/30/14, value $809,113,
$11,578,638 U.S. Treasury Bonds, 2.88%-8.13%, due
2/15/21-5/15/43, value $13,923,352, $42,333,062 U.S.
Treasury Inflation Protected Securities, 0.13%-2.38%,
due 7/15/15-2/15/43, value $48,074,869 and $64,075,100
U.S. Treasury Notes, 0.13%-4.63%, due
12/31/14-8/15/22, value $64,692,673)	0.00	125,000,000	a	125,000,000
Barclays Capital, Inc.
dated 9/30/14, due 10/1/14 in the amount of
$60,000,017 (fully collateralized by $12,638,183 U.S.
Treasury Notes, 0.75%, due 3/31/18, value $12,381,476
and $73,441,779 U.S. Treasury Strips, due
2/15/18-5/15/44, value $48,818,525)	0.01	60,000,000		60,000,000
BNP Paribas
dated 9/30/14, due 10/1/14 in the amount of
$250,000,000 (fully collateralized by $213,117,100

U.S. Treasury Inflation Protected Securities,
0.13%-3.88%, due 4/15/19-2/15/41, value $255,000,149)	0.00	250,000,000	a	250,000,000
Citibank, NA
dated 9/30/14, due 10/1/14 in the amount of
$100,000,000 (fully collateralized by $100,468,500
U.S. Treasury Notes, 0.25%-3.13%, due
12/15/14-11/15/21, value $102,000,072)	0.00	100,000,000	a	100,000,000
Credit Agricole CIB
dated 9/30/14, due 10/1/14 in the amount of
$206,000,057 (fully collateralized by $37,885,414
U.S. Treasury Bonds, 4.38%-6.25%, due
8/15/23-2/15/38, value $48,680,931, $15,464,459
U.S. Treasury Floating Rate Notes, 0.06%, due 1/31/16,
value $15,468,671, $41,120,032 U.S. Treasury
Inflation Protected Securities, 0.13%-2.63%, due
7/15/16-2/15/42, value $49,853,630 and $94,452,084
U.S. Treasury Notes, 0.75%-2.75%, due
12/31/14-2/15/24, value $96,116,770)	0.01	206,000,000		206,000,000
Goldman, Sachs & Co.
dated 9/30/14, due 10/1/14 in the amount of
$30,000,008 (fully collateralized by $30,677,100 U.S.
Treasury Notes, 0.75%-1.63%, due 3/15/17-7/31/19,
value $30,600,002)	0.01	30,000,000		30,000,000
Merrill Lynch & Co. Inc.
dated 9/30/14, due 10/1/14 in the amount of
$100,000,003 (fully collateralized by $53,849,000
U.S. Treasury Inflation Protected Securities, 1.13%,
due 1/15/21, value $61,693,179 and $40,758,700 U.S.
Treasury Notes, 1.75%, due 10/31/20, value
$40,306,923)	0.001	100,000,000		100,000,000
Total Repurchase Agreements
(cost $942,000,000)				942,000,000
Total Investments (cost $1,092,028,688)		99.9%		1,092,028,688
Cash and Receivables (Net)		.1%		1,406,636
Net Assets		100.0%		1,093,435,324

a	Under certain circumstances, the fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the fund assessed a fee for uninvested cash held in a business account at a bank.

At September 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of September 30, 2014 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	1,092,028,688
Level 3 - Significant Unobservable Inputs	-
Total	1,092,028,688

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

The fund may also jointly enter into one or more repurchase agreements with other Dreyfus managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Reserves Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 17, 2014

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 17, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)